Property and Equipment, Net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 2.7	¥ 3.8	¥ 3.7